CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income (loss)	$ (573)	$ 1,056	$ 1,593
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,690	5,849	5,955
Loss on disposal of property, plant and equipment	72	442	822
Amortization of land use rights	127	127	132
Amortization of other intangible assets	84	7	0
Amortization of right-of-use asset	5	0	0
Allowance for credit loss	(263)	(1,709)	(1,428)
Deferred income tax provision	(18)	(42)	0
Changes in operating assets and liabilities:
Inventories	2,408	(1,284)	(151)
Trade receivables	55	5,896	1,814
Prepaid expenses and other current assets	4,457	(126)	4,948
Other non-current assets	(23)	0	0
Accounts and bills payable	69	(1,097)	1,888
Other payable and accruals	911	(2,101)	(1,599)
Income tax payable	(72)	(3)	0
Amount due to a director	689	1	(60)
Operating lease liabilities	18	0	0
Net cash provided by operating activities	13,636	7,016	13,914
Purchase of property, plant and equipment	(2,535)	(1,069)	(2,515)
Purchase of intangible assets	0	(423)	0
Net cash used in investing activities	(2,535)	(1,492)	(2,515)
Dividend paid to non-controlling interest	(1)	(16)	(33)
Payments of deferred offering cost	(338)	(929)	(445)
Proceeds from short-term loans	55,168	57,075	70,067
Repayment of short-term loans	(61,541)	(64,262)	(70,647)
Net cash provided by financing activities	(6,712)	(8,132)	(1,058)
Net change in cash and cash equivalents and restricted cash	4,389	(2,608)	10,341
Cash, cash equivalents and restricted cash, at the beginning of the year	21,984	26,649	28,309
Cash and cash equivalents and restricted cash, at the end of the year	25,401	21,984	26,649
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Impact of exchange rates on cash, cash equivalents and restricted cash	(972)	(2,057)	(12,001)
Supplemental disclosure of cash flow information:
Interest paid	1,278	1,508	1,660
Cash paid for income tax	$ 350	$ 243	$ 295